DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Transition Period Comparative Data - Statements of consolidated cash flow (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Cash Flows from Operating Activities:
Net income (loss)	$ (31,629,530)	$ 485,559	$ (120,206,947)	$ 677,930		$ 5,750,293
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Change in fair value of warrant liability	(307,656)	184,594		123,062		(184,594)
Change in fair value of non-redemption agreement liability			164,626
Loss on AtlasClear asset acquisition			86,392,769
Change in fair value, convertible note derivative			3,585,904			(3,990,385)
Change in fair value, long-term and short-term note derivative	3,101,057		11,208,055			(12,369,120)
Interest expense on convertible notes			1,896,714			7,276,092
Transaction costs paid with stock			1,401,937
Stock based compensation			1,462,650			83,745
Change in fair value, earnout liability	1,115,000		1,335,000			(929,000)
Fee on Secured convertible note			1,500,000
Change in operating lease expense			68,727
Change in fair value, contingent guarantee	3,256,863		3,256,863		$ 839,775	839,775
Interest earned on marketable securities held in Trust Account			(251,569)	(2,028,921)
Change in fair value, subscription agreement	4,413,946		38,796			64,298
Depreciation expense			7,565			16,080
Amortization of intangibles	337,911		791,375			1,362,446
Bad debt			2,474			398,826
Changes in operating assets and liabilities:
Payable to brokers & dealers			(12,903)			492,745
Income taxes payable				44,118
Marketable securities			6,820
Receivables from brokers & dealers			2,203,271			(2,846,319)
Receivables from customers			(303,486)			104,143
Receivables from others			(59,043)			18,981
Advances and Prepaid expenses			133,158	4,194		3,222
Cash deposits with clearing organization & other B/Ds			21,664			(750,000)
Change in operating lease right-of-use asset			(11,713)
Other assets			49,041			(255,231)
Payables to customers			(5,124,740)			3,772,375
Payables to officers & directors			98,048			(487,491)
Deferred tax liability			(43,484)
Accounts payable and accrued expenses			(1,066,430)	443,812		1,862,062
Commissions and payroll taxes payable			39,638			121,828
Stock Loan			259,893
Change in operatin lease right-of-use asset			(56,900)
Net cash provided by (used in) operating activities			(11,212,227)	(785,611)		822,027
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes			68,418
Investment of cash into Trust Account			(160,000)	(875,000)
Cash withdrawn from Trust Account in connection with redemption			53,947,064	1,015,001
Cash paid for purchase of Pacsquare			(500,000)			(125,000)
Cash received from acquisition of Wilson-Davis			33,333,876
Cash withdrawn from Trust Account for working capital purposes			1,195,565	148,523,642
Cash paid to Wilson Davis shareholders			(8,092,568)
Net cash provided by (used in) investing activities			79,792,355	148,663,643		(145,000)
Cash Flows from Financing Activities:
Proceeds from secured convertible note			6,000,000
Transaction costs financed			5,002,968
Repayment of advances from related party				(300,000)
Advances from related party			1,052,300	1,948,950
Redemption of common stock			(53,947,064)	(148,523,642)
Net cash provided by (used in) financing activities			(41,891,796)	(146,874,692)		1,624,306
Net Change in Cash			26,688,332	1,003,340		2,301,333
Cash - Beginning			619,554			27,307,886	$ 1,132,900
Cash - Ending	$ 27,307,886	$ 1,132,900	27,307,886	1,132,900	$ 29,609,219	29,609,219	$ 27,307,886
Supplemental cash flow information:
Cash paid for income taxes				537,000
Supplemental disclosure of non-cash investing and financing activities:
Shares issued to settled advances from related party and notes payable related party			4,577,569
Transaction cost settled with subscription payable			2,386,851
Fair value of equity treated earnout in AtlasClear, Inc asset acquisition			31,347,000
Fair value of shares issued in AtlasClear, Inc asset acquisition			44,400,000
Fair value of liability treated earnout in AtlasClear, Inc asset acquisition			10,963,000
Fair value of shares transferred to Wilson Davis shareholders			6,000,000
Short term notes issued to Wilson Davis shareholders			5,000,000
Long term notes issued to Wilson Davis shareholders			7,971,197
Common stock issued to settled vendor obligations			64,376
Fair value of shares transferred to Secured convertible note holders			1,250,698
Redeemable shares transferred to permanent equity			1,195,566
Non-redemption agreement re-classed to permanent equity			1,606,279
Shares issued to purchase Pacsquare			1,226,500
Shares issued as deposit for Commercial bank acquisition			91,200
Initial value of derivative liability on convertible notes			1,668,731
Interest settled with shares			210,550
Interest settled with shares transferred by related party			48,750
Cancellation of admin fees				120,000
Excise tax related to redemptions			539,471	1,485,236
Accretion of common stock subject to possible redemption			$ 592,577	2,217,201
ATLASCLEAR, INC
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of intangibles						(317,231)
Changes in operating assets and liabilities:
Payable to brokers & dealers				$ (49,806)
Supplemental disclosure of non-cash investing and financing activities:
Fair value of equity treated earnout in AtlasClear, Inc asset acquisition						31,347,000
Fair value of liability treated earnout in AtlasClear, Inc asset acquisition						$ 10,963,000